
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/95      AMENDMENT 01


Institutional Investment Manager:

MELLON EQUITY ASSOCIATES
ONE MELLON BANK CENTER
ROOM 3715
PITTSBURGH                                        PA            15258-0001


Assets reportable under Section 13(F) of the Securities
Exchange Act of 1934 are included in the report on Form 13F of the reporting institution's parent company, Mellon Bank, N.A., to which reference is hereby made.


Name, Title and Telephone Number of Person Submitting Report:

    JAMES M. GOCKLEY               ASSISTANT GENERAL COUNSEL    412-234-2053


Signature, Place and Date of Signing:

/s/ JAMES M. GOCKLEY               PITTSBURGH                   PA    12/05/95


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620
























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED